Statutory Information - Reconciliation of Net Income and Stockholder's Equity on the Basis of Statutory Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliations of Net Income
Net income	$ 21,507	$ 4,178	$ 5,170
Reconciliations of Stockholder's Equity
Total stockholder's equity	67,533	49,608	55,715	$ 52,387
New York Department of Commerce
Reconciliations of Net Income
Based on statutory accounting principles	22,024	3,302	5,590
Deferred acquisition costs, goodwill, taxes, and asset valuation reserve	(319)	117	(97)
Deferred and uncollected premiums	76,449	(40)	(40)
Policy and claim reserves	(71,007)	(108)	(850)
Investment valuation difference	108	314	(62)
Commissions and fees	(20,145)	0	1
Deferred taxes	1,682	343	(1,474)
Pension	0	0	2,032
Interest maintenance reserve, deferral and amortization	(691)	137	66
Non-admitted assets and other	0	0	0
Deferred gain on disposal of businesses and gain (loss) on AEB Sale	13,406	113	4
Net income	21,507	4,178	$ 5,170
Reconciliations of Stockholder's Equity
Based on statutory accounting principles	67,446	39,534
Deferred acquisition costs, goodwill, taxes, and asset valuation reserve	198	1,188
Deferred and uncollected premiums	0	(40)
Policy and claim reserves	(449)	4,787
Investment valuation difference	3,771	9,040
Commissions and fees	0	0
Deferred taxes	760	(4,210)
Pension	(252)	(252)
Interest maintenance reserve, deferral and amortization	72	763
Non-admitted assets and other	1,274	956
Deferred gain on disposal of businesses and gain (loss) on AEB Sale	(5,287)	(2,158)
Total stockholder's equity	$ 67,533	$ 49,608